Accounts Receivable (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
Trade accounts receivable	$ 2,024	$ 2,003	$ 1,652
Less: allowance for credit losses	(40)	(40)	(33)	$ (52)
Net accounts receivable	$ 1,984	$ 1,963	$ 1,619